Fair value of financial instruments - Transfers Between Hierarchy Levels From Level 2 to Level 1 (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Treasury Bonds adjusted by 1.55% CER in pesos maturing 07-26-2024
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Coupon equivalent rate	1.55%
Transfers from Level 2 to Level 1	$ 0	$ 111,892,095
Treasury Bonds adjusted by 2.00% CER in pesos maturing 11-09-2026
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Coupon equivalent rate	2.00%
Transfers from Level 2 to Level 1	$ 0	$ 74,004